INSURED MUNICIPAL INCOME FUND INC.                           SEMIANNUAL REPORT

                                             November 16, 1998
Dear Shareholder,

                                         Insured Municipal
                                         Income Fund Inc.
                                         FUND PROFILE

                  [arrow pointing right] Goal:
                                         High current income exempt from
                                         Federal income tax, consistent with
                                         preservation of capital

                  [arrow pointing right] Portfolio Managers:
                                         Elbridge T. Gerry, III and
                                         Richard S. Murphy, Mitchell Hutchins
                                         Asset Management Inc.

                  [arrow pointing right] Total Net Assets:
                                         $474.7 million as of September 30, 1998


                  [arrow pointing right] Dividend Payments:
                                         Monthly

We are pleased to present you with the semiannual report for the Insured Municipal Income Fund Inc. (the "Fund") for the six-month period ended September 30, 1998.


GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

[GRAPH]

During the last few months of global turmoil, Russian, Asian and Latin American economies faltered and their stock markets fell. Corporate America also felt the impact of scaled-back profit expectations. As capital retreated from stocks and foreign markets the security of U.S. Treasury bonds attracted investors from around the world. As a result, the 30-year Treasury Bond yield fell to 4.98% in September, its lowest point in thirty years. Municipals registered more modest gains as institutional investors began buying them.


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

[GRAPH]

PERFORMANCE

   For the six-month period ended September 30, 1998, the Fund (symbol: PIF) returned 4.77% based on changes in the Fund's net asset value and 8.51% based on changes in its share price on the New York Stock Exchange.

   At September 30, 1998 the Fund's net asset value per share was $15.74, while its share price on the New York Stock Exchange was $14.31. During the six-month period ended September 30, 1998, the Fund paid dividends from net investment income totaling $0.3840 per share, or about 6.4 cents per share per month. Based on the dividend paid in September and the Fund's market price on September 30, 1998, the Fund's annualized market yield was 5.44%.

HIGHLIGHTS

   The Fund continues to emphasize premium coupon bonds located on attractive parts of the yield curve. Through this approach, we have avoided more volatile discount issues and the portfolio has been insulated from the more volatile longer-dated maturities.

   A municipal rally late in the period dramatically shortened the duration of all market participants' portfolios. (Duration is a measure of a bond fund's interest-rate risk.) Despite this across-the-board shortening the Fund maintained a longer duration than that of its peers. As the market rallied, the Fund benefited from its longer duration strategy. The Fund's state allocations remained unchanged through the period, with Illinois the biggest state allocation at 16.1%.(1) The Fund's top five sectors also remained unchanged.

----------
(1) All weightings represent percentages of portfolio assets as of September 30, 1998. The Fund is actively managed and all weightings are subject to change.

SEMIANNUAL REPORT


[CHART APPEARS HERE]

INSURED MUNICIPAL
INCOME FUND INC.

Top Five States,
September 30, 1998(1)

Illinois              16.1%
Texas                 11.0%
Pennsylvania           9.6%
Rhode Island           7.2%
Nevada                 5.8%


[CHART APPEARS HERE]

Top Five Sectors,
September 30, 1998(1)

Power                 22.2%
Water                 20.7%
Healthcare            19.1%
Sales Tax             11.9%
General Obligations    9.5%


OUTLOOK
--------------------------------------------------------------------------------

[GRAPHIC]

We remain cautiously optimistic on the municipal markets: municipal bonds are historically cheap compared to taxable bonds, suggesting that municipals have greater relative upside potential. As we go forward we plan to extend duration and continue to improve call protection.

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a quarterly Fund Profile on the Insured Municipal Income Fund Inc. or another fund in the PaineWebber Family of Funds,(2) please contact your investment executive.

Sincerely,

/s/ Margo Alexander                      /s/ Elbridge T. Gerry, III

MARGO ALEXANDER                          ELBRIDGE T. GERRY, III
President                                Senior Vice President
Mitchell Hutchins Asset Management Inc.  Mitchell Hutchins Asset Management Inc.
                                         Portfolio Manager, Insured Municipal
                                         Income Fund Inc.

/s/ Richard S. Murphy

RICHARD S. MURPHY
Senior Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Insured Municipal
Income Fund Inc.


   This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended September 30, 1998, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

----------
(1) All weightings represent percentages of portfolio assets as of September 30, 1998. The Fund is actively managed and all weightings are subject to change.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

INSURED MUNICIPAL INCOME FUND INC.


PORTFOLIO OF INVESTMENTS                          SEPTEMBER 30, 1998 (unaudited)



 Principal
  Amount                                                            Moody's        S&P      Maturity        Interest
   (000)                                                            Rating       Rating       Dates           Rates         Value
----------                                                          -------      ------     --------        --------        -----
Long-Term Municipal Bonds--96.89%

Alabama--1.53%
 $1,590  Alabama Water Pollution Control Authority--
           Revolving Fund Loan Series A (AMBAC Insured)...........    Aaa         AAA      08/15/17          6.750%    $  1,813,538
  5,400  Birmingham Special Care Facilities Finance Authority--
           Birmingham Baptist Medical Center (MBIA Insured).......    Aaa         AAA      08/15/23          5.500        5,458,860
                                                                                                                       ------------
                                                                                                                          7,272,398
                                                                                                                       ------------
Alaska--1.07%
  5,000  Anchorage General Obligation Bonds (AMBAC Insured).......    Aaa         AAA      06/01/23          6.250        5,084,950
                                                                                                                       ------------
California--2.27%
     30  California State (FGIC Insured)..........................    Aaa         AAA      11/01/12          7.000           35,432
    970  California State (Pre-refunded with U.S. Government
           Securities to 11/1/04 @ 102) (FGIC Insured)............    Aaa         AAA      11/01/12          7.000        1,161,439
  1,585  Contra Costa Water District (FGIC Insured)...............    Aaa         AAA      10/01/13          6.000        1,734,418
  5,000  Los Angeles County Sales Tax Commission--
           Sales Tax Revenue Series B (FGIC Insured)..............    Aaa         AAA      07/01/15          6.500        5,443,600
  2,250  Los Angeles Wastewater System (MBIA Insured).............    Aaa         AAA      06/01/20          5.700        2,403,113
                                                                                                                       ------------
                                                                                                                         10,778,002
                                                                                                                       ------------
Delaware--2.28%
 10,000  Delaware State Economic Development Authority
           Delmarva Power (MBIA Insured)..........................    Aaa         AAA      06/01/21          5.900       10,799,200
                                                                                                                       ------------
District of Columbia--0.92%
  4,000  District of Columbia Hospital Revenue Bonds--
           Medlantic Health Care Group (MBIA Insured).............    Aaa         AAA      08/15/14          5.750        4,348,360
                                                                                                                       ------------
Illinois--15.93%
  4,000  Illinois Development Finance Authority Pollution
           Refunding Commonwealth Edison Company Project
           Series D (AMBAC Insured)...............................    Aaa         AAA      03/01/15          6.750        4,578,640
  4,500  Illinois Health Facilities Authority Franciscan Sisters
           Health Care (MBIA Insured).............................    Aaa         AAA      09/01/18          5.750        5,081,535
 10,000  Illinois Municipal Electric Agency (AMBAC Insured).......    Aaa         AAA      02/01/21          5.750       10,651,000
  8,000  Central Lake County Joint Action Water Agency
           (FGIC Insured).........................................    Aaa         AAA      05/01/20          5.375        8,206,800
 11,400  Chicago--O'Hare International Airport (MBIA Insured).....    Aaa         AAA      01/01/15     5.500 to 6.375   12,585,282
 17,220  Chicago 911 System (FGIC Insured)........................    Aaa         AAA      01/01/23          5.625       18,072,907
  4,600  Chicago Public Building Commission (MBIA Insured)........    Aaa         AAA      12/01/18          5.750        4,938,008
  8,000  Regional Transportation Authority (AMBAC Insured)........    Aaa         AAA      06/01/22          6.125        8,501,360
  2,750  Regional Transportation Authority (FGIC Insured).........    Aaa         AAA      06/01/23 to       5.850 to
                                                                                             06/01/25          7.100      3,007,015
                                                                                                                       ------------
                                                                                                                         75,622,547
                                                                                                                       ------------

INSURED MUNICIPAL INCOME FUND INC.


 Principal
  Amount                                                            Moody's        S&P      Maturity        Interest
   (000)                                                            Rating       Rating       Dates           Rates         Value
----------                                                          -------      ------     --------        --------        -----
Long-Term Municipal Bonds (continued)

Indiana--4.86%
 $2,500  Indiana Health Facilities Finance Authority--
           Columbus Regional Hospital (CGIC Insured)..............    Aaa         AAA      08/15/22          5.500%    $  2,598,325
  7,835  Indianapolis Gas & Utilities (FGIC Insured)..............    Aaa         AAA      06/01/21          5.375        8,079,922
 12,000  Marion County Convention Center (AMBAC Insured)..........    Aaa         AAA      06/01/21          5.500       12,402,480
                                                                                                                       ------------
                                                                                                                         23,080,727
                                                                                                                       ------------

Iowa--1.03%
  4,625  Ames Hospital Authority--Mary Greeley Medical Center
           (AMBAC Insured)........................................    Aaa         AAA      08/15/22          5.750        4,912,028
                                                                                                                       ------------
Kentucky--4.56%
  1,150  Kentucky Development Finance Authority Hospital
           Revenue--St. Luke Hospital Incorporated
           Series A  (MBIA Insured)...............................    Aaa         AAA      10/01/21          7.000        1,279,260
 17,530  Louisville & Jefferson County (AMBAC Insured)............    Aaa         AAA      05/15/24 to       6.500 to
                                                                                             05/15/25          6.750     20,387,712
                                                                                                                       ------------
                                                                                                                         21,666,972
                                                                                                                       ------------

Louisiana--3.16%
  2,000  Louisiana Public Facilities Authority--Alton Oschner
           Hospital (AMBAC Insured)...............................    Aaa         AAA      05/15/17          6.000        2,115,640
  8,500  Louisiana Public Facilities Authority--Alton Oschner
           Hospital (MBIA Insured)................................    Aaa         AAA      05/15/11          5.750        9,002,775
  1,710  Louisiana Public Facilities Authority--Tulane University
           (FGIC Insured).........................................    Aaa         AAA      02/15/18          5.750        1,824,331
  1,870  Louisiana Public Facilities Authority--Tulane University
           (Pre-refunded with U.S. Government Securities to
           02/15/03 @ 102) (FGIC Insured).........................    Aaa         AAA      02/15/18          5.750        2,045,742
                                                                                                                       ------------
                                                                                                                         14,988,488
                                                                                                                       ------------
Maine--2.10%
  9,390  Maine Health & Higher Educational Facilities
           (FSA Insured)..........................................    Aaa         AAA      07/01/23 to       5.500 to
                                                                                             07/01/24          7.000      9,951,525
                                                                                                                       ------------
Massachusetts--2.31%
 10,000  Massachusetts State Health & Educational Facility
           Brigham & Woman's Hospital (MBIA Insured)..............    Aaa         AAA      07/01/24          6.750       10,985,200
                                                                                                                       ------------
Michigan--1.94%
  8,770  Michigan State Housing Finance Authority
           (AMBAC Insured)........................................    Aaa         AAA      04/01/23          5.900        9,203,589
                                                                                                                       ------------

INSURED MUNICIPAL INCOME FUND INC.



 Principal
  Amount                                                            Moody's        S&P      Maturity        Interest
   (000)                                                            Rating       Rating       Dates           Rates         Value
----------                                                          -------      ------     --------        --------        -----
Long-Term Municipal Bonds (continued)

Nevada--5.77%
 $7,750  Clark County Airport--McCarran International Airport
           (AMBAC Insured).........................................   Aaa         AAA      07/01/22          6.000%    $  8,492,295
  4,000  Clark County General Obligation Bonds (AMBAC Insured).....   Aaa         AAA      06/01/16          6.000        4,307,040
  2,000  Clark County Sanitation District (FGIC Insured)...........   Aaa         AAA      07/01/11          5.700        2,150,580
 11,500  Washoe County Gas and Water Sierra Power
           (MBIA Insured)..........................................   Aaa         AAA      06/01/23          5.900       12,429,200
                                                                                                                       ------------
                                                                                                                         27,379,115
                                                                                                                       ------------

New Hampshire--1.32%
  5,000  New Hampshire Higher Education & Health Authority--
           Lakes Region Hospital (FGIC Insured)....................   Aaa         AAA      01/01/17          5.500        5,203,150
  1,000  New Hampshire Higher Education & Health Authority--
           University of New Hampshire (MBIA Insured)..............   Aaa         AAA      07/01/24          5.750        1,051,170
                                                                                                                       ------------
                                                                                                                          6,254,320
                                                                                                                       ------------

New Jersey--1.19%
  5,000  Salem County Industrial Pollution Control Refunding
           Public Service Electric and Gas Series D
           (MBIA Insured)..........................................   Aaa         AAA      10/01/29          6.550        5,650,050
                                                                                                                       ------------
New Mexico--3.03%
  8,850  Gallup Pollution Control Revenue Plains Electric
           (MBIA Insured)..........................................   Aaa         AAA      08/15/17          6.650        9,113,730
  4,700  Santa Fe Water Revenue (AMBAC Insured)....................   Aaa         AAA      06/01/24          6.300        5,276,126
                                                                                                                       ------------
                                                                                                                         14,389,856
                                                                                                                       ------------

New York--0.43%
  2,000  Long Island Power Authority New York Electric
           Systems Revenue General Series A (FSA Insured)..........   Aaa         AAA      12/01/22          5.125        2,025,300
                                                                                                                       ------------
North Carolina--0.90%
  4,000  Piedmont Triad Airport Authority
           Airport Revenue Series A (MBIA Insured).................   Aaa         AAA      07/01/16          6.750        4,272,160
                                                                                                                       ------------
Ohio--0.75%
  3,000  Cleveland Public Power Systems Revenue--
           First Mortgage Series A (MBIA Insured)..................   Aaa         AAA      11/15/24          7.000        3,554,970
                                                                                                                       ------------
Pennsylvania--9.49%
 16,435  Pennsylvania Intergovernmental Cooperative Authority
           (MBIA Insured)..........................................   Aaa         AAA      06/15/15 to       5.600 to
                                                                                             06/15/23          5.625     17,193,239
  2,675  Pennsylvania Intergovernmental Cooperative Authority
           Philadelphia Funding Program (FGIC Insured).............   Aaa         AAA      06/15/14          7.000        3,156,661
 17,500  Philadelphia Water & Waste Water Revenue
           (FSA Insured)...........................................   Aaa         AAA      06/15/15          5.500       18,306,400
  6,130  North Wales Water Authority (FGIC Insured)................   Aaa         AAA      11/01/16          5.500        6,380,226
                                                                                                                       ------------
                                                                                                                         45,036,526
                                                                                                                       ------------

INSURED MUNICIPAL INCOME FUND INC.


 Principal
  Amount                                                            Moody's        S&P      Maturity        Interest
   (000)                                                            Rating       Rating       Dates           Rates         Value
----------                                                          -------      ------     --------        --------        -----
Long-Term Municipal Bonds (continued)

Rhode Island--7.08%
$14,000  Rhode Island Convention Center Authority
           (AMBAC Insured).........................................   Aaa         AAA      05/15/27          5.750%    $ 14,988,120
 10,000  Rhode Island Depositors Economic Protection
           Corporation (FSA Insured)...............................   Aaa         AAA      08/01/14          5.750       11,318,271
  7,000  Rhode Island Depositors Economic Protection
           Corporation (MBIA Insured)..............................   Aaa         AAA      08/01/21          5.250        7,305,550
                                                                                                                       ------------
                                                                                                                         33,611,941
                                                                                                                       ------------

South Carolina--3.92%
 15,000  South Carolina Public Services Authority (MBIA Insured)...   Aaa         AAA      07/01/21 to       5.500 to    15,834,500
                                                                                             07/01/31          6.000
  2,625  Charleston County Hospital Facilities Authority--
           Bon Secours Health System (FSA Insured).................   Aaa         AAA      08/15/25          5.625        2,751,945
                                                                                                                       ------------
                                                                                                                         18,586,445
                                                                                                                       ------------

Tennessee--1.11%
  5,000  Sullivan County Health Education and Housing Facilities
           Board--Holston Valley Health (MBIA Insured).............   Aaa         AAA      02/15/20          5.750        5,290,800
                                                                                                                       ------------
Texas--10.83%
  7,000  Austin Utilities System (AMBAC Insured)...................   Aaa         AAA      11/15/16          5.750        7,431,130
 13,675  Bexar Metro Water District (MBIA Insured).................   Aaa         AAA      05/01/22          5.875       14,785,000
 10,000  Lubbock Health Facilities--Methodist Hospital
           (AMBAC Insured).........................................   Aaa         AAA      12/01/22          5.900       10,730,300
  9,005  Matagorda County Navigation District 1 Revenue--
           Houston Light & Power (AMBAC Insured)...................   Aaa         AAA      03/01/27          6.700        9,883,078
  4,955  San Antonio Water Revenue (MBIA Insured)..................   Aaa         AAA      05/15/16          6.000        5,280,890
    720  San Antonio Water Revenue (Pre-refunded with
           U.S. Government Securities to 05/15/11 @100)
           (MBIA Insured)..........................................   NR          AAA      05/15/16          6.000          817,574
  2,325  San Antonio Water Revenue (Pre-refunded with
           U.S Government Securities to 05/15/02 @100)
           (MBIA Insured)..........................................   Aaa         NR       05/15/16          6.000        2,501,468
                                                                                                                       ------------
                                                                                                                         51,429,440
                                                                                                                       ------------
Washington--2.09%
  4,000  Washington State Health Care Facilities--
           Tacoma Hospital (FGIC Insured)..........................   Aaa         AAA      08/15/22          5.750        4,354,800
  5,000  Metropolitan Seattle Sewer (MBIA Insured).................   Aaa         AAA      01/01/33          6.300        5,567,250
                                                                                                                       ------------
                                                                                                                          9,922,050
                                                                                                                       ------------
West Virginia--3.93%
  5,220  West Virginia School Building Authority (MBIA Insured)....   Aaa         AAA      07/01/20          6.000        5,430,627
  2,245  West Virginia State Water Development Authority
           (FSA Insured)...........................................   Aaa         AAA      11/01/29          5.750        2,415,732
 10,000  Marshall County Pollution Authority Ohio Power
           (MBIA Insured)..........................................   Aaa         AAA      04/01/22          5.900       10,789,000
                                                                                                                       ------------
                                                                                                                         18,635,359
                                                                                                                       ------------

INSURED MUNICIPAL INCOME FUND INC.


 Principal
  Amount                                                            Moody's        S&P      Maturity        Interest
   (000)                                                            Rating       Rating       Dates           Rates         Value
----------                                                          -------      ------     --------        --------        -----
Long-Term Municipal Bonds (continued)

Wisconsin--1.09%
 $1,500  Wisconsin Health & Educational Facilities--
           Bellin Memorial Hospital (AMBAC Insured)................   Aaa         AAA      02/15/19          5.500%    $  1,556,985
  3,500  Wisconsin State Health & Educational Facilities--
           Hospital Sisters Health System (MBIA Insured)...........   Aaa         AAA      06/01/18          5.375        3,599,365
                                                                                                                       ------------
                                                                                                                          5,156,350
                                                                                                                       ------------
  Total Long-Term Municipal Bonds (cost--$423,721,832).............                                                     459,888,668
                                                                                                                       ------------

Short-Term Municipal Notes--1.98%

Alaska--0.09%
    400  Valdez Marine Terminal Revenue............................   VMIG1       A1+      10/01/98          3.900*         400,000
                                                                                                                       ------------
Florida--0.09%
    400  Hillsborough County Industrial Development Authority
           Pollution Control Revenue...............................   VMIG1       A1+      10/01/98          4.200*         400,000
                                                                                                                       ------------
Illinois--0.02%
    100  Joliet Regional Port District Marine Terminal Revenue.....     P1        A1+      10/01/98          3.900*         100,000
                                                                                                                       ------------
Louisiana--0.09%
    400  Parish of East Baton Rouge Pollution Control Revenue......     P1        A1+      10/01/98          4.100*         400,000
                                                                                                                       ------------
Massachusetts--0.19%
    900  Massachusetts State.......................................   VMIG1       A1+      10/01/98          3.850*         900,000
                                                                                                                       ------------
Michigan--0.06%
    300  Michigan State Strategic Fund
           Limited Obligation Revenue..............................     P1        A1       10/01/98          4.000*         300,000
                                                                                                                       ------------
New York--1.07%
  1,100  New York City.............................................   VMIG1       A1+      10/01/98          4.100 to     1,100,000
                                                                                                              4.250*
    400  New York City (AMBAC Insured).............................   VMIG1       A1+      10/01/98          4.100*         400,000
    800  New York City (FGIC Insured)..............................   VMIG1       A1+      10/01/98          4.100*         800,000
    200  New York City (MBIA Insured)..............................   VMIG1       A1+      10/01/98          4.100*         200,000
  1,193  New York State Dormitory Authority Revenue
           (Metropolitan Museum of Art)............................   VMIG1       A1+      10/01/98          3.300*       1,193,000
    400  New York City Municipal Water Finance Authority
           Water & Sewer Systems Revenue Series C
           (FGIC Insured)..........................................   VMIG1       A1+      10/01/98          4.100*         400,000
  1,000  New York City Municipal Water Finance Authority
           Water & Sewer Systems Revenue Series A
           (FGIC Insured)..........................................   VMIG1       A1+      10/01/98          4.150*       1,000,000
                                                                                                                       ------------
                                                                                                                          5,093,000
                                                                                                                       ------------

INSURED MUNICIPAL INCOME FUND INC.


 Principal
  Amount                                                            Moody's        S&P      Maturity        Interest
   (000)                                                            Rating       Rating       Dates           Rates         Value
----------                                                          -------      ------     --------        --------        -----
Short-Term Municipal Notes (concluded)

Wisconsin--0.14%
  $ 300  La Crosse Wisconsin Pollution Control Revenue
           (AMBAC Insured).........................................  VMIG1        A1+      10/01/98          4.150%*   $    300,000
    400  Wisconsin State Health Facilities Authority Revenue.......  VMIG1        A1+      10/01/98          3.500*         400,000
                                                                                                                       ------------
                                                                                                                            700,000
                                                                                                                       ------------
Wyoming--0.23%
    400  Lincoln County Pollution Control Revenue (Exxon Project)..   Aaa         A1+      10/01/98          4.100*         400,000
    700  Platte County Wyoming Pollution Control Revenue...........   P1          NR       10/01/98          4.200*         700,000
                                                                                                                       ------------
                                                                                                                          1,100,000
                                                                                                                       ------------
Total Short-Term Municipal Notes (cost--$9,393,000)................                                                       9,393,000
                                                                                                                       ------------
Total Investments (cost--$433,114,832)--98.87%.....................                                                     469,281,668
Other assets in excess of liabilities--1.13%.......................                                                       5,374,576
                                                                                                                       ------------
Net Assets--100.00%................................................                                                    $474,656,244
                                                                                                                       ============

----------
* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of September 30, 1998.

   NR--Not Rated
   AMBAC--American Municipal Bond Assurance Corporation
   CGIC--Capital Guaranty Insurance Company
   FGIC--Financial Guaranty Insurance Company
   FSA--Financial Security Assurance Incorporated
   MBIA--Municipal Bond Investors Assurance

                See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES              SEPTEMBER 30, 1998 (unaudited)




Assets

Investments in securities, at value (cost--$433,114,832)........  $469,281,668
Interest receivable ............................................     7,430,851
Receivable for investments sold ................................       266,483
                                                                  ------------
Total assets ...................................................   476,979,002
                                                                  ------------


Liabilities

Due to custodian ...............................................     1,300,859
Dividends payable to preferred shareholders ....................       369,095
Payable to investment adviser and administrator.................       300,742
Accrued expenses and other liabilities .........................       352,062
                                                                  ------------
Total liabilities ..............................................     2,322,758
                                                                  ------------

Net Assets

Auction Preferred Shares Series A, B, C & D--3,000
   non-participating shares authorized, issued and
   outstanding; $0.001 par value; $50,000
   liquidation value per share .................................   150,000,000
                                                                 -------------
Common Stock--$0.001 par value; total authorized shares--
   199,997,000; 20,628,363 shares issued and outstanding .......   302,703,762
Undistributed net investment income ............................       574,069
Accumulated net realized losses from investment transactions ...   (14,788,423)
Net unrealized appreciation of investments .....................    36,166,836
                                                                 -------------
Net assets applicable to common shareholders ...................   324,656,244
                                                                 -------------
Total net assets ............................................... $ 474,656,244
                                                                 =============
Net asset value per common share ($324,656,244 applicable
  to 20,628,363 common shares outstanding)......................        $15.74
                                                                        ======

                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.


STATEMENT OF OPERATIONS

                                                                For the Six
                                                                Months Ended
                                                             September 30, 1998
                                                                 (unaudited)
                                                             ------------------
Investment income:

Interest ........................................................  $ 12,906,043
                                                                   ------------
Expenses:

Investment advisory and administration ..........................     2,113,649
Auction Preferred Shares expenses ...............................       236,179
Custody and accounting ..........................................       142,780
Legal and audit .................................................        72,757
Reports and notices to shareholders .............................        59,024
Transfer agency and service fees ................................        27,498
Amortization of organizational expenses .........................        11,327
Directors' fees .................................................         5,250
Other expenses ..................................................         4,999
                                                                   ------------
                                                                      2,673,463

Less: Fee waivers from adviser ..................................      (293,562)
                                                                   ------------
Net expenses ....................................................     2,379,901
                                                                   ------------
Net investment income ...........................................    10,526,142
                                                                   ------------
Realized and unrealized gains from investment activities:

Net realized gain from investment transactions ..................        14,887
Net change in unrealized appreciation/depreciation
  of investments.................................................     6,946,534
                                                                   ------------
Net realized and unrealized gains from investment activities ....     6,961,421
                                                                   ------------
Net increase in net assets resulting from operations ............  $ 17,487,563
                                                                   ============



                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                       For the Six
                                                                        Months Ended    For the Year
                                                                    September 30, 1998      Ended
                                                                       (unaudited)      March 31, 1998
                                                                    ------------------  --------------
From operations:

Net investment income ................................................ $ 10,526,142    $  21,171,723
Net realized gains from investment transactions ......................       14,887            1,287
Net change in unrealized appreciation/depreciation of investments ....    6,946,534       27,096,902
                                                                       ------------    -------------
Net increase in net assets resulting from operations .................   17,487,563       48,269,912
                                                                       ------------    -------------


Dividends from:

Net investment income--common stockholders ...........................   (7,921,291)     (15,842,583)
Net investment income--preferred stockholders ........................   (2,671,220)      (5,424,512)
                                                                       ------------    -------------
Total dividends to stockholders ......................................  (10,592,511)     (21,267,095)
                                                                       ------------    -------------
Net increase in net assets ...........................................    6,895,052       27,002,817


Net assets:

Beginning of period ..................................................  467,761,192      440,758,375
                                                                       ------------    -------------
End of period (including undistributed net investment income of
   $574,069 and $640,438, respectively)............................... $474,656,244    $ 467,761,192
                                                                       ============    =============


                 See accompanying notes to financial statements

INSURED MUNICIPAL INCOME FUND INC.

STATEMENT OF CASH FLOWS

                                                                                For the Six
                                                                                Months Ended
                                                                             September 30, 1998
                                                                                 (unaudited)
                                                                             ------------------

Cash flows provided (used) by operating activities:

Interest received ...........................................................   $ 12,817,338
Expenses paid (net of fee waivers) ..........................................       (946,778)
Sale of short-term portfolio investments, net ...............................        550,000
Purchase of long-term portfolio investments .................................    (10,898,581)
Sale of long-term portfolio investments .....................................      8,944,150
                                                                                ------------
Net cash provided by operating activities ...................................     10,466,129
                                                                                ------------

Cash flows used for financing activities:

Dividends paid from net investment income to common stockholders ............     (7,921,291)
Dividends paid from net investment income to preferred stockholders .........     (2,600,338)
                                                                                ------------
Net cash used for financing activities ......................................    (10,521,629)
                                                                                ------------

Net decrease in cash ........................................................        (55,500)
Cash at beginning of period .................................................         55,500
                                                                                ------------
Cash at end of period .......................................................   $          0
                                                                                ============

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net
Cash Provided by Operating Activities:
Net increase in net assets resulting from operations ........................   $ 17,487,563
                                                                                ------------
Increase in investments, at value ...........................................     (8,150,809)
Increase in receivable for investments sold .................................       (266,483)
Increase in interest receivable .............................................        (37,265)
Amortization of deferred organizational expenses ............................         11,327
Decrease in other assets ....................................................          8,211
Decrease in payable to investment adviser and administrator .................         (7,213)
Increase in accrued expenses and other liabilities ..........................      1,420,798
                                                                                ------------
Total adjustments ...........................................................     (7,021,434)
                                                                                ------------

Net cash provided by operating activities ...................................   $ 10,466,129
                                                                                ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company. Organizational costs have been deferred and amortized on the straight-line method over a period not to exceed 60 months from the date the Fund commenced operations.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated, and investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

   Dividends and Distributions--The Fund intends to pay monthly cash dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid

NOTES TO FINANCIAL STATEMENTS (unaudited)


monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the six months ended September 30, 1998, Mitchell Hutchins voluntarily waived $293,562 in investment advisory and administration fees from the Fund.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at September 30, 1998 was substantially the same as the cost of securities for financial statement purposes.

   At September 30, 1998, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (from investments having an excess of value over cost)..... $36,196,243
      Gross depreciation (from investments having an excess of cost over value).....     (29,407)
                                                                                     -----------
      Net unrealized appreciation of investments.................................... $36,166,836
                                                                                     ===========


   For the six months ended September 30, 1998, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $10,898,581 and $9,210,633, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At March 31, 1998, the Fund had a net capital loss carryforward of $14,803,310 which is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

   Common Stock--There are 199,997,000 shares of $0.001 par value common stock authorized. Of the 20,628,363 common shares outstanding, 16,251 shares are owned by Mitchell Hutchins.

   Auction Preferred Shares--The Fund has issued 800 shares of Auction Preferred Shares, Series A, 800 shares of Auction Preferred Shares, Series B, 800 shares of Auction Preferred Shares, Series C and 600 shares of Auction Preferred Shares, Series D, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

   Dividends, which are cumulative, are generally reset every 364 days for APS Series A, 28 days for APS Series B, three months for APS Series C and 7 days for APS Series D. Dividend rates ranged from 2.50% to 4.125% for the six months ended September 30, 1998.

   The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

   The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INSURED MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                         For the Six                                                 For the Period
                                                        Months Ended            For the Years Ended March 31,        June 8, 1993+
                                                     September 30, 1998   ----------------------------------------         to
                                                         (unaudited)        1998       1997       1996      1995     March 31, 1994
                                                     ------------------   --------   --------   --------  --------   --------------
Net asset value, beginning of period..............       $  15.40         $  14.10   $  14.11   $  13.42  $  13.42     $  15.00
                                                         --------         --------   --------   --------  --------     --------
Net investment income.............................           0.51             1.03       1.05       1.06      1.02**       0.73

Net realized and unrealized gains (losses) from
  investments.....................................           0.34             1.30      (0.03)      0.67      0.04**      (1.44)
                                                         --------         --------   --------   --------  --------     --------
Net increase (decrease) from investment
  operations......................................           0.85             2.33       1.02       1.73      1.06        (0.71)
                                                         --------         --------   --------   --------  --------     --------
Dividends and distributions:

  From net investment income--common
    stockholders..................................          (0.38)           (0.77)     (0.77)     (0.76)    (0.79)       (0.60)

  From net investment income--preferred
    stockholders..................................          (0.13)           (0.26)     (0.26)     (0.28)    (0.25)       (0.13)

  In excess of net investment income--common
    stockholders..................................             --               --         --         --     (0.02)          --

  In excess of net investment income--preferred
    stockholders..................................             --               --         --         --        --++         --
                                                         --------         --------   --------   --------  --------     --------
Total dividends and distributions to
  stockholders....................................          (0.51)           (1.03)     (1.03)     (1.04)    (1.06)       (0.73)
                                                         --------         --------   --------   --------  --------     --------
Underwriting and offering costs incurred with
  the preferred stock offering charged to
  common stock....................................             --               --         --         --        --        (0.14)
                                                         --------         --------   --------   --------  --------     --------
Net asset value, end of period....................        $ 15.74          $ 15.40    $ 14.10    $ 14.11    $13.42      $ 13.42
                                                         ========         ========   ========   ========  ========     ========
Per share market value, end of period.............        $ 14.31          $ 13.56    $ 12.00    $ 12.13    $11.13      $ 13.00
                                                         ========         ========   ========   ========  ========     ========
Total investment return (1).......................           8.51%           19.70%      5.45%     16.13%    (8.17)%      (9.74)%
                                                         ========         ========   ========   ========  ========     ========
Ratios to average net assets attributable
  to common shares:

  Total expenses net of waivers from adviser......           1.49%*           1.49%      1.38%      1.33%     1.74%        1.57%*
  Total expenses before waivers from adviser......           1.67%*           1.74%      1.76%      1.65%     1.74%        1.57%*
  Net investment income before preferred
    stock dividends...............................           6.59%*           6.84%      7.37%      7.45%     7.94%        5.92%*

  Preferred stock dividends.......................           1.67%*           1.75%      1.81%      1.97%     2.02%        0.98%*

  Net investment income available to common
    stockholders..................................           4.92%*           5.09%      5.56%      5.48%     5.92%        4.94%*
Supplemental data:

  Net assets, end of period (000's)...............       $474,656         $467,761   $440,758   $441,040  $426,795     $333,825
  Portfolio turnover rate.........................              2%               6%         0%         4%        4%           8%
  Asset coverage per share of preferred stock,
    end of period.................................       $158,219         $155,920   $146,919   $147,013  $142,265     $139,094

----------
  + Commencement of operations

 ++ Actual amount calculates to $0.00499 per common share.

  * Annualized

 ** Calculated using the average share method.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for periods of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

INSURED MUNICIPAL INCOME FUND INC.


GENERAL INFORMATION (unaudited)

THE FUND

   Insured Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $55 billion in assets under management as of October 31, 1998.

SHAREHOLDER INFORMATION

   The Fund's board of directors amended the Fund's bylaws to require that the Fund receive notice of board nominations or proposals that any shareholder wishes to be considered at an annual or special shareholder meeting. This notice will give Fund management an opportunity to inform shareholders of and respond to those nominations and proposals.

   The amended bylaws require that the Fund receive notice of a nomination or proposal for an annual meeting at least 120 days in advance of the anniversary of the date that the Fund's proxy statement for the previous year's annual meeting was first released to shareholders. For a special shareholder meeting, the Fund must receive notice within seven business days of the date on which notice of the special meeting is first given to shareholders. In order to make a nomination or proposal to be considered at the 1999 annual meeting of shareholders, the Fund must receive notice of that nomination or proposal no later than February 1, 1999.

   The Fund's NYSE trading symbol is "PIF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's, as well as in numerous other newspapers.

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

   Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

DISTRIBUTION POLICY

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber Incorporated or its nominee, have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of

INSURED MUNICIPAL INCOME FUND INC.


GENERAL INFORMATION (CONCLUDED)

another broker or nominee. A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin at any time.

   Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received. Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

   Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

                      This Page Intentionally Left Blank

------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Dennis L. McCauley
Vice President

Paul H. Schubert
Vice President and Treasurer

Elbridge T. Gerry III
Vice President

Richard S. Murphy
Vice President


INVESTMENT ADVISER AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

SEMIANNUAL REPORT

-------------------------------------

INSURED

MUNICIPAL

INCOME FUND INC.



SEPTEMBER 30, 1998


        PaineWebber
(C)1998 PaineWebber Incorporated
        Member SIPC